Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other non-current liabilities
Schedule of other non current liabilities

	As of December 31,
	2024	2025
	RMB	RMB
Deposits received from franchisees	235,080	279,430
Asset retirement obligations	4,132	4,272
Others	6,356	6,356
Total	245,568	290,058